Cover	Dec. 07, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 07, 2020
Entity File Number	001-12291
Entity Registrant Name	THE AES CORPORATION
Entity Central Index Key	0000874761
Entity Tax Identification Number	54-1163725
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4300 Wilson Boulevard
Entity Address, Address Line Two	Suite 1100
Entity Address, City or Town	Arlington
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22203
City Area Code	703
Local Phone Number	522-1315
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	AES
Security Exchange Name	NYSE
Entity Emerging Growth Company	false